SHARE-BASED COMPENSATION ARRANGEMENTS (Details 3)	1 Months Ended	12 Months Ended
	Jun. 22, 2021 Share	Dec. 31, 2021 Share $ / shares	Dec. 31, 2020 Share $ / shares
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, Outstanding | Share		3,777,000	3,969,000
Forfeited during the year | Share		(25,000)	(46,000)
Exercised during the year | Share		(2,972,000)	(3,480,000)
Granted during the year | Share	4,725,000	7,366,000	2,919,000
Restricted stock units assumed in acquisition during the year | Share		0	415,000
Number of shares, Outstanding | Share		8,146,000	3,777,000
Weighted-Average Grant Date Fair Value, Outstanding | $ / shares		$ 2.364	$ 2.372
Forfeited during the year | $ / shares		7.861	2.511
Exercised during the year | $ / shares		4.447	2.296
Granted during the year | $ / shares		10.017	2.538
Restricted stock units assumed in acquisition during the year | $ / shares		0	2.592
Weighted-Average Grant Date Fair Value, Outstanding | $ / shares		$ 8.606	$ 2.364
Performance Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, Outstanding | Share		3,852,000	5,071,000
Forfeited during the year | Share		(93,000)	(206,000)
Exercised during the year | Share		(1,941,000)	(1,738,000)
Granted during the year | Share		2,668,000	725,000
Number of shares, Outstanding | Share		4,486,000	3,852,000
Weighted-Average Grant Date Fair Value, Outstanding | $ / shares		$ 2.155	$ 2.105
Forfeited during the year | $ / shares		2.253	2.211
Exercised during the year | $ / shares		2.204	2.185
Granted during the year | $ / shares		9.999	2.590
Weighted-Average Grant Date Fair Value, Outstanding | $ / shares		$ 6.796	$ 2.155